Other Current Assets - Schedule of Other Current Assets (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred IPO costs	[1]	$ 603,709
Prepaid expenses		143,539	111,483
Other current assets		$ 747,248	$ 111,483

[1]	Direct IPO costs incurred by the Company attributable to its IPO of ordinary shares in the U.S. have been deferred and recorded in other current assets and will be charged against the gross proceeds received from such offering.